Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		3 Months Ended
	Feb. 01, 2016	Mar. 29, 2016	Jan. 09, 2016
Capital Unit, Class C [Member]
Subsequent Events (Details) [Line Items]
Annual Expense on Trust, Percentage		7.19%
Capital Unit, Class D [Member]
Subsequent Events (Details) [Line Items]
Annual Expense on Trust, Percentage		11.96%
OASIS Degraves Capital Mgmt Series [Member]
Subsequent Events (Details) [Line Items]
Assets under Management, Carrying Amount			$ 333,333
OASIS CIM, LLC [Member]
Subsequent Events (Details) [Line Items]
Redemption of Trust Funds, Amount	$ 980,410
Held by Wells Fargo Bank N.A. [Member]
Subsequent Events (Details) [Line Items]
Cash and Cash Equivalents, Period Increase (Decrease)	$ 980,410